Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2019	$ 148	$ 2,706,894	$ (1,542,175)	$ (7,716)	$ 1,157,151
Balance (in Shares) at Dec. 31, 2019	54,441
Issuance of shares in connection with stock-based compensation plans	$ 2	226			228
Issuance of shares in connection with stock-based compensation plans (in Shares)	688
Stock-based compensation		20,204			20,204
Issuance of shares as part of the Origin acquisition	$ 5	26,631			26,636
Issuance of shares as part of the Origin acquisition (in Shares)	1,488
Comprehensive loss			(443,721)	(1,130)	(444,851)
Balance at Dec. 31, 2020	$ 155	2,753,955	(1,985,896)	(8,846)	759,368
Balance (in Shares) at Dec. 31, 2020	56,617
Issuance of shares in connection with stock-based compensation plans	$ 3	8,052			8,055
Issuance of shares in connection with stock-based compensation plans (in Shares)	1,129
Stock-based compensation		30,977			30,977
Public offering of ordinary shares, net	$ 24	218,826			218,850
Public offering of ordinary shares, net (in Shares)	7,931
Other		444			444
Reduction of redeemable non-controlling interest		227			227
Comprehensive loss			(61,982)	75	(61,907)
Balance at Dec. 31, 2021	$ 182	3,012,481	(2,047,878)	(8,771)	956,014
Balance (in Shares) at Dec. 31, 2021	65,677
Issuance of shares in connection with stock-based compensation plans	$ 4	262			266
Issuance of shares in connection with stock-based compensation plans (in Shares)	1,159
Issuance of Common stock under employee stock purchase plan	$ 1	2,978			2,979
Issuance of Common stock under employee stock purchase plan (in Shares)	250
Stock-based compensation		33,461			33,461
Other		(267)			(267)
Comprehensive loss			(28,974)	(4,047)	(33,021)
Balance at Dec. 31, 2022	$ 187	$ 3,048,915	$ (2,076,852)	$ (12,818)	$ 959,432
Balance (in Shares) at Dec. 31, 2022	67,086